Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Accounts Receivable (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Accounts Receivable

Accounts Receivable

Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition. Bad debts expense or write offs of receivables are determined on the basis of loss experience, known and inherent risks in the receivable portfolio and current economic conditions. During the years ended December 31, 2015 and December 31, 2014, the Company wrote off accounts receivable totaling $6,020 and $2,204, respectively. There were no allowances for doubtful accounts recorded for the years ended December 31, 2015 and December 31, 2014.